BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cancellation of outstanding warrants to purchase aggregate shares of common stock	5,700,000
Fair value of equity securities			$ 41,627
Convertible Class B Preferred Stock [Member]
Cancellation of outstanding warrants to purchase aggregate shares of common stock				5,700,000
Inventory amount in exchange for notes receivable		$ 63,456		$ 63,456
Reverse Stock-split description		1 for 75 reverse stock split of our common stock. At the effective time of the reverse stock split, every 75 shares of issued and outstanding common stock were converted into one (1) share of issued and outstanding common stock.		On March 26, 2021, we affected a 1 for 75 reverse stock splits of our common stock. At the effective time of the reverse stock split, every 75 shares of issued and outstanding common stock were converted into one (1) share of issued and outstanding common stock.
Net gain					$ 807,511